Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended												12 Months Ended									12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Sep. 30, 2011 Old Warrants	Sep. 15, 2008 Old Warrants	Sep. 15, 2008 Old Warrants Maximum	Sep. 30, 2011 New Warrants	Dec. 31, 2013 Convertible Debt Cash Convertible Notes	Dec. 31, 2012 Convertible Debt Cash Convertible Notes	Sep. 15, 2008 Convertible Debt Cash Convertible Notes	Dec. 31, 2013 Cardinal Health Inc	Dec. 31, 2012 Cardinal Health Inc	Dec. 31, 2011 Cardinal Health Inc	Dec. 31, 2013 McKesson Corporation	Dec. 31, 2012 McKesson Corporation	Dec. 31, 2011 McKesson Corporation	Dec. 31, 2013 Working Capital Facilities	Dec. 31, 2013 Receivables Facility	Dec. 31, 2012 Receivables Facility	Dec. 31, 2013 Machinery and equipment Minimum	Dec. 31, 2013 Machinery and equipment Maximum	Dec. 31, 2013 Buildings and improvements Minimum	Dec. 31, 2013 Buildings and improvements Maximum	Dec. 31, 2013 Accounts Receivable	Dec. 31, 2012 Accounts Receivable
Accounting Policies [Line Items]
Concentration risk, percentage													15.00%	14.00%	13.00%	14.00%	13.00%	11.00%								41.00%	38.00%
Concentration risk, number of customers																										three customers	three customers
Total allowances for doubtful accounts	$ 24,600,000	$ 23,000,000
Property, plant and equipment, estimated service life (years)																						3 years	18 years	15 years	39 years
Depreciation expense	152,300,000	160,200,000	152,800,000
Finite-lived intangible asset, estimated useful life, in years				5 years	20 years
Short-term borrowings, weighted average interest rate																			2.30%
Accounts receivable securitization facility maximum borrowing capacity																				400,000,000
Short-term borrowings	439,797,000	298,987,000																		374,000,000	180,000,000
Accounts receivable from securitization	723,100,000	556,500,000
Sales allowances, current	1,240,000,000	977,000,000
Accrued sales allowances and other adjustments	281,112,000	202,891,000
Aggregate principal amount										573,963,000	575,000,000	575,000,000
Aggregate amount of warrants issued								43,200,000
Exercise price of warrants issued							20		30
Warrants exchanged in amended transaction						41,000,000
Weighted average number diluted shares outstanding adjustment, stock-based awards and warrants	5,100,000	300,000	4,300,000
Stock repurchased during period, shares	28,500,000	41,400,000	14,800,000
Stock repurchased during period, value	$ 999,999,000	$ 999,893,000	$ 349,998,000
Anti-dilutive securities excluded from computation of earnings per share	1,000,000	4,800,000	5,500,000